Significant accounting policies (Details 3) - 12 months ended Dec. 31, 2018 $ in Millions	USD ($)	SFr / shares
Statement [line items]
Par value per share | SFr / shares		SFr 0.50
Increase to retained earnings arising from first application of IFRS 9	$ 177.0
Undiscounted operating lease commitments	3,600.0
Short term leases and low value leases	300.0
Remaining lease commitments	3,300.0
Lease liabilities to be recognized	1,900.0
Right of use assets to be recognized	1,700.0
Prepayments and accrued lease payments	$ 200.0